DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
DEFERRED REVENUE
Schedule of deferred revenue

	For the year ended December 31,
	2023	2024	2025	2025
	VND million	VND million	VND million	USD
Beginning balance of the year	345,603	1,719,480	2,846,649	113,317,503
Additions	1,480,143	1,233,503	1,645,865	65,517,495
Revenue recognized	(106,266)	(106,334)	(267,227)	(10,637,594)
Ending balance of the year	1,719,480	2,846,649	4,225,287	168,197,405
In which:
Short-term	149,747	123,951	98,631	3,926,237
Long-term	1,569,733	2,722,698	4,126,656	164,271,168